LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Summary of components of lease expense

	Year ended December 31,
	2023	2024
	RMB	RMB
Lease cost
Operating lease expense	2,508	2,193
Short-term lease expense (i)	1,261	1,147
Total lease cost	3,769	3,340
(i)	Includes leases with a term of one year or less.

Summary of supplemental cash flow information for leases

	Year ended December 31,
	2023	2024
	RMB	RMB
Operating cash flows relating to operating leases	2,251	1,991
Lease liabilities arising from obtaining right-of-use assets	1,629	2,568

Summary of aggregate future minimum rental payments under non-cancelable agreement

As of December 31, 2024, the aggregate future minimum rental payments under non-cancelable agreement were as follows:

RMB
2025	1,860
2026	1,377
2027	626
2028	205
Total future minimum rental payment	4,068
Less amount representing imputed interest	(248)
Present value of future minimum rental payments	3,820
Less current portion, recorded in other current liabilities	2,037
Long-term lease liabilities, recorded in other long-term liabilities	1,783